Average Annual Total Returns - Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio 1 Year	Short-Term Investment-Grade Portfolio 5 Years	Short-Term Investment-Grade Portfolio 10 Years	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	5.49%	3.39%	2.73%	5.19%	3.54%	3.04%	7.51%	4.44%	3.84%